FAIR VALUE OF FINANCIAL INSTRUMENTS - Carrying Amount and Fair Value (Details) - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Financial assets
Available-for-sale fixed maturity securities	$ 15,833	$ 16,316
Equity securities	1,362	1,253
Mortgage loans on real estate, net of allowance	5,958	5,888
Policy loans	381	374
Short-term investments	2,905	2,402
Reinsurance funds withheld	6,540	5,812
Separate account assets	1,145	1,045
Financial liabilities
Embedded derivatives	236	181
Market risk benefit	131	124
Funds withheld liabilities	6,994	5,833
Separate account liabilities	1,145	1,045	$ 1,059	$ 0
Separate accounts not subject to fair value hierarchy	30	33
Carrying Amount
Financial assets
Available-for-sale fixed maturity securities	15,833	16,316
Equity securities	1,362	1,253
Mortgage loans on real estate, net of allowance	5,958	5,888
Private loans, net of allowance	1,337	1,144
Policy loans	381	374
Short-term investments	2,905	2,402
Derivative assets	145	44
Separately managed accounts	127	127
Other	130	40
Reinsurance funds withheld	6,540	5,812
Separate account assets	1,145	1,045
Total financial assets	35,863	34,445
Financial liabilities
Embedded derivatives	1,044	907
Market risk benefit	131	124
Derivative liabilities	4	38
Funds withheld liabilities	15	10
Notes payable	158	151
Corporate and Subsidiary Borrowings	3,234	3,652
Separate account liabilities	1,145	1,045
Total Financial liabilities	5,731	5,927
Fair Value
Financial assets
Available-for-sale fixed maturity securities	15,833	16,316
Equity securities	1,362	1,253
Mortgage loans on real estate, net of allowance	5,752	5,637
Private loans, net of allowance	1,336	1,086
Policy loans	381	374
Short-term investments	2,905	2,402
Derivative assets	145	44
Separately managed accounts	127	127
Other	116	40
Reinsurance funds withheld	6,540	5,812
Separate account assets	1,145	1,045
Total financial assets	35,642	34,136
Financial liabilities
Embedded derivatives	1,044	907
Market risk benefit	131	124
Derivative liabilities	4	38
Funds withheld liabilities	15	10
Notes payable	158	151
Corporate and Subsidiary Borrowings	3,209	3,625
Separate account liabilities	1,145	1,045
Total Financial liabilities	$ 5,706	$ 5,900